Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom Lifetime Income II Portfolio
September 30, 2021
VIPFLI-II-NPRT3-1121
1.822345.116
Domestic Equity Funds - 15.6%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	17,155	906,313
VIP Equity-Income Portfolio Investor Class (a)	35,575	947,019
VIP Growth & Income Portfolio Investor Class (a)	42,767	1,079,445
VIP Growth Portfolio Investor Class (a)	9,060	930,807
VIP Mid Cap Portfolio Investor Class (a)	5,911	262,225
VIP Value Portfolio Investor Class (a)	36,542	693,927
VIP Value Strategies Portfolio Investor Class (a)	20,700	338,445
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,913,011)		5,158,181

International Equity Funds - 19.6%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	204,868	2,835,369
VIP Overseas Portfolio Investor Class (a)	126,363	3,636,724
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,408,057)		6,472,093

Bond Funds - 50.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	306,350	3,501,583
Fidelity International Bond Index Fund (a)	22,408	224,755
Fidelity Long-Term Treasury Bond Index Fund (a)	64,877	940,063
VIP High Income Portfolio Investor Class (a)	121,571	660,131
VIP Investment Grade Bond Portfolio Investor Class (a)	832,016	11,415,260
TOTAL BOND FUNDS (Cost $15,291,359)		16,741,792

Short-Term Funds - 14.1%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $4,639,555)	4,639,555	4,639,555

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $27,251,982)	33,011,621
NET OTHER ASSETS (LIABILITIES) - 0.0%	6
NET ASSETS - 100.0%	33,011,627

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	3,191,676	553,405	353,984	114	4,766	105,720	3,501,583
Fidelity International Bond Index Fund	-	226,752	754	-	(1)	(1,242)	224,755
Fidelity Long-Term Treasury Bond Index Fund	788,736	430,905	214,214	17,266	(14,651)	(50,713)	940,063
VIP Contrafund Portfolio Investor Class	996,419	98,900	287,308	47,064	79,040	19,262	906,313
VIP Emerging Markets Portfolio Investor Class	3,372,012	474,765	874,342	132,766	144,382	(281,448)	2,835,369
VIP Equity-Income Portfolio Investor Class	1,051,244	111,114	333,582	34,874	33,539	84,704	947,019
VIP Government Money Market Portfolio Investor Class 0.01%	5,221,605	425,912	1,007,962	378	-	-	4,639,555
VIP Growth & Income Portfolio Investor Class	1,197,856	126,308	394,087	36,303	91,698	57,670	1,079,445
VIP Growth Portfolio Investor Class	1,015,289	172,944	265,638	120,646	81,273	(73,061)	930,807
VIP High Income Portfolio Investor Class	683,019	23,606	66,686	5,661	(521)	20,713	660,131
VIP Investment Grade Bond Portfolio Investor Class	11,960,591	1,129,699	1,418,851	175,607	(14,376)	(241,803)	11,415,260
VIP Mid Cap Portfolio Investor Class	290,376	14,407	84,387	1,107	24,122	17,707	262,225
VIP Overseas Portfolio Investor Class	3,317,040	761,313	723,572	100,533	89,632	192,311	3,636,724
VIP Value Portfolio Investor Class	769,693	58,395	271,254	1,822	59,747	77,346	693,927
VIP Value Strategies Portfolio Investor Class	376,355	23,457	135,709	594	24,325	50,017	338,445
	34,231,911	4,631,882	6,432,330	674,735	602,975	(22,817)	33,011,621

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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